Shareholders' Deficit	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Shareholders' Deficiency
Shareholders' Deficiency

NOTE 12 – Shareholders’ Deficit

Common Stock

During the year ended June 30, 2017 the Company issued 248,535,354 shares of common stock, including 77,800,687 for convertible notes payable conversions, 46,908,834 for warrant exercises, 29,724,139 for services rendered, 21,634,107 for compensation, 6,800,000 as part of a legal settlement, and 65,667,587 for cash. During the year ended June 30, 2016 the Company issued 101,495,350 shares of common stock for convertible notes payable conversions, the acquisition of Dollar Shots Club, cash purchases, and services rendered.

On December 29, 2016 the Company executed a securities purchase agreement for the sale of 1,000,000 shares of its common stock. The agreement includes a “true-up” provision whereby the Company must provide the purchaser additional shares of common stock if the stock price is below a predetermined level six months from the date of the agreement. In accordance with this provision, the Company was also required to reserve 10,000,000 shares of common stock in the event that the true-up provision is triggered. The shares will be released if the provision is not triggered six months from the date of the agreement. The fair value of the true-up calculation was $67,000 at inception of the agreement and $11,000 as of March 31, 2017. The true-up provision expired on June 29, 2017 with no additional shares being issued.

On March 14, 2017, the Board of Directors and holders of a majority of the voting capital stock of the Company approved an amendment to the Company’s Articles of Incorporation to increase its authorized shares of common stock from 800,000,000 to 950,000,000. The Board of Directors fixed March 14, 2017 as the record date for determining the holders of its voting capital stock entitled to notice of these actions and receipt of this Information Statement. The increase in the authorization was effective June 7, 2017.

On March 17, 2017, our Board of Directors approved the Rocky Mountain High Brands, Inc. 2017 Incentive Plan (the “2017 Incentive Plan”). The purpose of the Incentive Plan is to provide a means for the Company to continue to attract, motivate and retain management, key employees, consultants and other independent contractors, and to provide these individuals with greater incentive for their service to the Company by linking their interests in the Company’s success with those of the Company and its shareholders. The Plan provides that up to a maximum of 35,000,000 shares of the Company’s common stock (subject to adjustment) are available for issuance under the Plan. The Board of Directors awards these shares at its sole discretion.

Also on March 31, 2017, certain of the Company’s officers and directors returned a total of 25,041,732 shares of common stock to treasury for cancellation. On that same date, these officers and directors were granted an equivalent number of restricted shares of common stock under our 2017 Incentive Plan. The restricted shares so granted may not be transferred, sold, or encumbered until six (6) months from the date of issue.

In April and June 2017, a Board member was granted 7,000,000 and 13,000,000 options to purchase common stock, respectively. In May 2017 another Board member was granted 7,000,000 options. An additional 350,000 options were granted to a consultant to the Company in April 2017. All options were granted through the 2017 Incentive Plan.

On July 14, 2017 the Board of Directors increased the authorized shares in the 2017 Incentive Plan to 65,000,000.

Preferred Stock

On March 14, 2017, the Board of Directors and holders of a majority of the voting capital stock of the Company approved an amendment to the Company’s Articles of Incorporation to increase its authorized shares of preferred stock from 10,000,000 to 20,000,000 of which 10,000,000 have been specifically designated to a series of preferred stock and 10,000,000 remain undesignated. The Board of Directors fixed March 14, 2017 as the record date for determining the holders of its voting capital stock entitled to notice of these actions and receipt of this Information Statement. The increase in the authorization was effective June 7, 2017.

Series A Preferred Stock

The Company has 1,000,000 shares of Series A Preferred stock authorized and outstanding as of June 30, 2017 and 2016.

On March 13, 2017, our Board of Directors approved a Certificate of Designation for our Series A Preferred stock. This document revises and restates the rights, preferences and features of our Series A Preferred stock, which consists of 1,000,000 shares, all of which are issued and outstanding. Holders of our Series A Preferred stock were formerly entitled to cast 400 votes for every share held, and shares of Series A Preferred stock were convertible to common stock at a rate of 100 shares of common stock for every share of Series A Preferred stock. Following the filing of the Certificate of Designation, holders of Series A Preferred stock were entitled to cast 1,200 votes for every share held, and shares of Series A Convertible Preferred stock were convertible to common stock at a rate of 1,200 shares of common stock for every share of Series A Preferred stock.

On July 5, 2017, the Company amended the Certificate of Designation for our Series A Preferred stock. The amendment changes the conversion ratio of our Series A Preferred stock from 1,200 shares of common stock for every share of Series A Preferred stock to 100 shares of common stock for every share of Series A Preferred stock. The amendment was approved by our board directors and the holder of our Series A Preferred stock.

On July 24, 2017, the Company’s Board of Directors approved an amendment to the Certificate of Designation for the Series A Preferred stock that changed the voting rights back to 400 votes for every share of Series A Preferred stock.

Series B Preferred Stock

The Company has 5,000,000 shares of Series B Preferred stock authorized and none outstanding as of June 30, 2017 and 2016.

Series C Preferred Stock

The Company amended its Articles of Incorporation on November 13, 2015 to create a Series C Preferred stock, which are 12% interest bearing, cumulative, exchangeable, non-voting, convertible preferred stock of the Company. Each Series C Preferred share has a par value of $.001 and is convertible to 50 shares of common stock.

On November 16, 2015, the holder of a convertible note aggregating $1,107,607 of principal and accrued interest, agreed to a dollar for dollar exchange for same number of Preferred C shares. As of June 30, 2017 and 2016 there were 1,107,607 shares of Series C Preferred shares outstanding.

The redemption value of the Series C Preferred stock has been reclassified to current liabilities in accordance with the agreement executed between the Company and the holder of the shares.

Series D Preferred Stock

The Company amended its Articles of Incorporation on March 21, 2016 to create the Series D Preferred stock class, a non-voting, non-interest bearing convertible preferred stock with a par value of $.001. Each Series D preferred share is convertible to 100 shares of common stock. As of June 30, 2017 and 2016, there are no Series D preferred shares outstanding.

Warrants

During the year ended June 30, 2017 the Company granted 9,725,000 warrants to purchase common stock and 47,008,834 were exercised. During the year ended June 30, 2016 the Company granted 39,000,000 warrants to purchase common stock and 3,658,914 were exercised. As of June 30, 2017 and 2016, there were 56,934,325 and 94,218,159 warrants outstanding.

Options

During the fourth quarter of 2017, the Company issued 27,000,000 options to purchase common stock to two new directors. The options have an exercise price ranging from $.035 and $.045 and vested immediately. The Company recognized $1,459,134 as compensation expense. The Company also granted 350,000 options to a vendor at an exercise price of $.045. None of these options had been exercised as of June 30, 2017. There were no options granted or outstanding during fiscal year 2016. The options were valued using the Black-Scholes model using an expected volatility of 114%, expected terms of 2 years, a risk-free interest rate of .84%, and no estimated dividends.

NOTE 12 – Shareholders’ Deficit

Common Stock

During the year ended June 30, 2017 the Company issued 248,535,354 shares of common stock, including 77,800,687 for convertible notes payable conversions, 46,908,834 for warrant exercises, 29,724,139 for services rendered, 21,634,107 for compensation, 6,800,000 as part of a legal settlement, and 65,667,587 for cash. During the year ended June 30, 2016 the Company issued 101,495,350 shares of common stock for convertible notes payable conversions, the acquisition of Dollar Shots Club, cash purchases, and services rendered.

On December 29, 2016 the Company executed a securities purchase agreement for the sale of 1,000,000 shares of its common stock. The agreement includes a “true-up” provision whereby the Company must provide the purchaser additional shares of common stock if the stock price is below a predetermined level six months from the date of the agreement. In accordance with this provision, the Company was also required to reserve 10,000,000 shares of common stock in the event that the true-up provision is triggered. The shares will be released if the provision is not triggered six months from the date of the agreement. The fair value of the true-up calculation was $67,000 at inception of the agreement and $11,000 as of March 31, 2017. The true-up provision expired on June 29, 2017 with no additional shares being issued.

On March 14, 2017, the Board of Directors and holders of a majority of the voting capital stock of the Company approved an amendment to the Company’s Articles of Incorporation to increase its authorized shares of common stock from 800,000,000 to 950,000,000. The Board of Directors fixed March 14, 2017 as the record date for determining the holders of its voting capital stock entitled to notice of these actions and receipt of this Information Statement. The increase in the authorization was effective June 7, 2017.

On March 17, 2017, our Board of Directors approved the Rocky Mountain High Brands, Inc. 2017 Incentive Plan (the “2017 Incentive Plan”). The purpose of the Incentive Plan is to provide a means for the Company to continue to attract, motivate and retain management, key employees, consultants and other independent contractors, and to provide these individuals with greater incentive for their service to the Company by linking their interests in the Company’s success with those of the Company and its shareholders. The Plan provides that up to a maximum of 35,000,000 shares of the Company’s common stock (subject to adjustment) are available for issuance under the Plan. The Board of Directors awards these shares at its sole discretion.

Also on March 31, 2017, certain of the Company’s officers and directors returned a total of 25,041,732 shares of common stock to treasury for cancellation. On that same date, these officers and directors were granted an equivalent number of restricted shares of common stock under our 2017 Incentive Plan. The restricted shares so granted may not be transferred, sold, or encumbered until six (6) months from the date of issue.

In April and June 2017, a Board member was granted 7,000,000 and 13,000,000 options to purchase common stock, respectively. In May 2017 another Board member was granted 7,000,000 options. An additional 350,000 options were granted to a consultant to the Company in April 2017. All options were granted through the 2017 Incentive Plan.

On July 14, 2017 the Board of Directors increased the authorized shares in the 2017 Incentive Plan to 65,000,000.

Preferred Stock

On March 14, 2017, the Board of Directors and holders of a majority of the voting capital stock of the Company approved an amendment to the Company’s Articles of Incorporation to increase its authorized shares of preferred stock from 10,000,000 to 20,000,000 of which 10,000,000 have been specifically designated to a series of preferred stock and 10,000,000 remain undesignated. The Board of Directors fixed March 14, 2017 as the record date for determining the holders of its voting capital stock entitled to notice of these actions and receipt of this Information Statement. The increase in the authorization was effective June 7, 2017.

Series A Preferred Stock

The Company has 1,000,000 shares of Series A Preferred stock authorized and outstanding as of June 30, 2017 and 2016.

On March 13, 2017, our Board of Directors approved a Certificate of Designation for our Series A Preferred stock. This document revises and restates the rights, preferences and features of our Series A Preferred stock, which consists of 1,000,000 shares, all of which are issued and outstanding. Holders of our Series A Preferred stock were formerly entitled to cast 400 votes for every share held, and shares of Series A Preferred stock were convertible to common stock at a rate of 100 shares of common stock for every share of Series A Preferred stock. Following the filing of the Certificate of Designation, holders of Series A Preferred stock were entitled to cast 1,200 votes for every share held, and shares of Series A Convertible Preferred stock were convertible to common stock at a rate of 1,200 shares of common stock for every share of Series A Preferred stock.

On July 5, 2017, the Company amended the Certificate of Designation for our Series A Preferred stock. The amendment changes the conversion ratio of our Series A Preferred stock from 1,200 shares of common stock for every share of Series A Preferred stock to 100 shares of common stock for every share of Series A Preferred stock. The amendment was approved by our board directors and the holder of our Series A Preferred stock.

On July 24, 2017, the Company’s Board of Directors approved an amendment to the Certificate of Designation for the Series A Preferred stock that changed the voting rights back to 400 votes for every share of Series A Preferred stock.

Series B Preferred Stock

The Company has 5,000,000 shares of Series B Preferred stock authorized and none outstanding as of June 30, 2017 and 2016.

Series C Preferred Stock

The Company amended its Articles of Incorporation on November 13, 2015 to create a Series C Preferred stock, which are 12% interest bearing, cumulative, exchangeable, non-voting, convertible preferred stock of the Company. Each Series C Preferred share has a par value of $.001 and is convertible to 50 shares of common stock.

On November 16, 2015, the holder of a convertible note aggregating $1,107,607 of principal and accrued interest, agreed to a dollar for dollar exchange for same number of Preferred C shares. As of June 30, 2017 and 2016 there were 1,107,607 shares of Series C Preferred shares outstanding.

The redemption value of the Series C Preferred stock has been reclassified to current liabilities in accordance with the agreement executed between the Company and the holder of the shares.

Series D Preferred Stock

The Company amended its Articles of Incorporation on March 21, 2016 to create the Series D Preferred stock class, a non-voting, non-interest bearing convertible preferred stock with a par value of $.001. Each Series D preferred share is convertible to 100 shares of common stock. As of June 30, 2017 and 2016, there are no Series D preferred shares outstanding.

Warrants

During the year ended June 30, 2017 the Company granted 9,725,000 warrants to purchase common stock and 47,008,834 were exercised. During the year ended June 30, 2016 the Company granted 39,000,000 warrants to purchase common stock and 3,658,914 were exercised. As of June 30, 2017 and 2016, there were 56,934,325 and 94,218,159 warrants outstanding.

Options

During the fourth quarter of 2017, the Company issued 27,000,000 options to purchase common stock to two new directors. The options have an exercise price ranging from $.035 and $.045 and vested immediately. The Company recognized $1,459,134 as compensation expense. The Company also granted 350,000 options to a vendor at an exercise price of $.045. None of these options had been exercised as of June 30, 2017. There were no options granted or outstanding during fiscal year 2016. The options were valued using the Black-Scholes model using an expected volatility of 114%, expected terms of 2 years, a risk-free interest rate of .84%, and no estimated dividends.